Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Entity Central Index Key	0001759783
Entity File Number	001-39151
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	EHang Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	EHang Future City (Group Headquarters)
Entity Address, Address Line Two	No. 118 Dongjiang Avenue
Entity Address, Address Line Three	Huangpu District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510730
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shenzhen, the People’s Republic of China
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Conor Chia-hung Yang
Entity Address, Address Line One	EHang Future City (Group Headquarters)
Entity Address, Address Line Two	No. 118 Dongjiang Avenue
Entity Address, Address Line Three	Huangpu District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510730
Entity Address, Country	CN
City Area Code	+86 20
Local Phone Number	2902 8899
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing two Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	EH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	150,242,174
Class A ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	111,215,614
Class B ordinary shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	39,026,560